PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Australia 3.4%
NEXTDC Ltd.*	51,316	$472,523
Transurban Group, UTS	127,805	1,131,052
		1,603,575
Belgium 5.3%
Elia Group SA/NV	21,689	2,502,333
Canada 3.5%
Canadian Pacific Kansas City Ltd.	8,959	658,864
South Bow Corp.	9,147	240,228
TC Energy Corp.	15,627	746,162
		1,645,254
France 2.4%
Getlink SE	21,461	389,215
Vinci SA	5,492	762,888
		1,152,103
Germany 4.4%
E.ON SE	73,244	1,336,209
Fraport AG Frankfurt Airport Services Worldwide*	10,202	759,192
		2,095,401
India 1.0%
Power Grid Corp. of India Ltd.	135,938	449,379
Italy 4.0%
Enav SpA, 144A	79,506	348,796
Enel SpA	66,309	584,732
Italgas SpA	115,166	955,575
		1,889,103
Japan 1.5%
West Japan Railway Co.	32,942	721,240
Mexico 2.5%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	52,206	1,201,693
Spain 5.5%
Aena SME SA, 144A	60,980	1,642,078
Sacyr SA	233,927	957,875
		2,599,953
Switzerland 1.1%
Flughafen Zurich AG	1,909	538,026
United Kingdom 9.1%
Centrica PLC	218,297	474,524
National Grid PLC	124,739	1,752,843
Pennon Group PLC	121,364	801,782
SSE PLC	53,168	1,303,267
		4,332,416

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States 55.0%
Ameren Corp.(a)			8,771	$887,011
American Tower Corp., REIT			6,327	1,318,484
Atmos Energy Corp.			5,799	904,180
CenterPoint Energy, Inc.			29,025	1,126,750
Cheniere Energy, Inc.			4,068	959,560
CMS Energy Corp.			6,090	449,442
Constellation Energy Corp.			2,686	934,298
Crown Castle, Inc., REIT			5,494	577,364
CSX Corp.			13,336	473,961
Digital Realty Trust, Inc., REIT			2,591	457,156
DT Midstream, Inc.			4,260	437,630
Entergy Corp.			11,642	1,052,786
Equinix, Inc., REIT			499	391,800
Exelon Corp.			16,037	720,703
Ferrovial SE			37,360	1,915,184
Kinder Morgan, Inc.			26,514	743,983
NextEra Energy, Inc.			28,799	2,046,457
NiSource, Inc.(a)			26,034	1,105,143
Norfolk Southern Corp.			3,454	960,212
PG&E Corp.			38,082	533,910
PPL Corp.			12,734	454,476
Public Service Enterprise Group, Inc.(a)			8,063	723,977
Sempra(a)			9,631	786,660
Southern Co. (The)(a)			16,392	1,548,716
Targa Resources Corp.			2,738	455,631
Union Pacific Corp.			2,965	658,141
Vistra Corp.			4,768	994,319
Waste Connections, Inc.(a)			4,362	814,255
Williams Cos., Inc. (The)			20,603	1,235,150
Xcel Energy, Inc.			6,286	461,644
				26,128,983

Total Long-Term Investments (cost $35,581,610)				46,859,459
Short-Term Investments 12.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	459,971	459,971
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $5,671,350; includes $5,657,884 of cash collateral for securities on loan)(b)(wb)	5,675,435	5,671,462

Total Short-Term Investments (cost $6,131,321)				6,131,433

TOTAL INVESTMENTS 111.6% (cost $41,712,931)				52,990,892
Liabilities in excess of other assets (11.6)%				(5,514,397)

Net Assets 100.0%				$47,476,495

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,543,373; cash collateral of $5,657,884 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Jennison Global Infrastructure Fund